Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Awards [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses (In thousands)	2022	2023	2024
—Restricted Shares (a)	1,006	1,999	932
—Share options(b)	2,092	1,316	309
Total	3,098	3,315	1,241

Schedule of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2022, 2023 and 2024 is presented below:

(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2022	2,916,100
Granted	8,822,010
Vested	(3,767,180)
Outstanding as of December 31, 2022	7,970,930
Granted	6,655,170
Forfeited	(1,000,000)
Vested	(5,629,400)
Outstanding as of December 31, 2023	7,996,700
Granted	2,950,000
Forfeited	(2,250)
Vested	(3,485,890)
Outstanding as of December 31, 2024	7,458,560

Schedule of Changes in the Share Options Granted

A summary of the changes in the share options granted by the Company during the years ended December 31, 2022, 2023 and 2024 is as follows:

	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2022	19,225,361	$0.54	$47,926,931
Granted	716,420	$0.81	$(458,564)
Forfeited	(1,936,841)	$0.74	$(2,428,038)
Outstanding as of December 31, 2022	18,004,940	$0.53	$45,040,329
Exercisable as of December 31, 2022	14,644,270	$0.54	$39,789,170
Forfeited	(885,560)	$0.56	$(2,409,012)
Exercised	(97,200)	$0.50	$(302,604)
Outstanding as of December 31, 2023	17,022,180	$0.53	$42,328,713
Exercisable as of December 31, 2023	14,301,480	$0.54	$38,503,322
Forfeited	(168,120)	$0.50	$(526,049)
Outstanding as of December 31, 2024	16,854,060	$0.53	$41,802,664
Exercisable as of December 31, 2024	16,373,570	$0.53	$41,679,308

Schedule of Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during the years ended December 31, 2022, 2023 and 2024 is summarized in the following table:
	Years ended December 31,
(In thousands)	2022	2023	2024
Risk-free interest rate(i)	0.90%-1.67%	N/A	N/A
Expected dividend yield(ii)	0.00%	N/A	N/A
Expected volatility(iii)	29.44%-34.81%	N/A	N/A
Grant date fair value	$0.00-$0.0044	N/A	N/A